REVENUE FROM CONTRACTS WITH CUSTOMERS	6 Months Ended
Dec. 31, 2019
REVENUE FROM CONTRACTS WITH CUSTOMERS
REVENUE FROM CONTRACTS WITH CUSTOMERS
NOTE 7  -    REVENUE FROM CONTRACTS WITH CUSTOMERS
Remaining Unsatisfied Performance Obligations (“RUPO”)
As of December 31, 2019, the Company’s backlog relating to unsatisfied (or partially unsatisfied) performance obligations in contracts with its customers was $587.0 million. The Company expects to recognize the majority of its remaining performance obligations as revenue within the next three years.
Disaggregation of revenues
The Company assesses revenues based upon the nature or type of goods or services it provides and the geographic location of the related businesses. The geographic locations are consistent with the reportable segments. For more information on the reportable segments, see Note 15, “Segment Reporting”. The following table presents disaggregated revenue information:

	Six months ended December 31, 2019
	PRC	Non-PRC	Total
Integrated solutions contracts revenue	$210,331	23,810	234,141
Product sales	11,738	923	12,661
Maintenance service contracts	26,772	18,479	45,251
Extended warranty service revenue	1,285	—	1,285

Total	$250,126	43,212	293,338

Contract assets and contract liabilities
Contract assets include amounts that represent the rights to receive payment for goods or services that have been transferred to the customer, with the rights conditional upon something other than the passage of time. Accordingly, the Company include
s
the following in contract assets: (i) unbilled amounts resulting from revenue recognized exceeding amounts billed to customers for integrated solutions contracts and maintenance service contracts using the cost-to-cost method, which are included in the consolidated balance sheets as “costs and estimated earnings in excess of billing”; and (ii) accounts receivable retention amounts which
a
re held by customers
o
f Concord and Bond Groups
and payable to the Group
upon the issuance of the final completion certificate and completion of the defects liability period.
Contract liabilities include the amounts that reflect obligations to provide goods or services for which payment has been received. Contract liabilities are presented in the consolidated balance sheets as deferred revenue.
These contract assets and liabilities are calculated on a contract-by-contract basis and reported on a net basis at the end of reporting period. The Company recognized revenue of $60,914 for the six months ended December 31, 2019, which was previously deferred and included in the contract liability at the beginning of the year. This revenue was driven primarily by performance obligations satisfied.
Contract assets and contract liabilities are summarized below:

	June 3 0 , 2019	December 3 1 , 2019
Contract assets, current	$203,423	232,401
Contract assets, non-current	6,390	7,300
Contract liabilities	141,385	142,025
The increase in contract assets was primarily due to new contracts and timing of revenue recognized relative to its billings. The increase in contract liabilities was primarily due to an increase in the receipt of advance payments and the timing of contractual milestones. No other factors materially impacted the change in the contract liabilities balance.